Significant Related Party Transactions - Summary of Registered Capital of Related Parties with Control Relationship and Changes (Detail) - 12 months ended Dec. 31, 2018 ¥ in Millions, $ in Millions		CNY (¥)	USD ($)
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		¥ 4,600
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		4,600
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		4,000
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		4,000
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		3,400
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		3,400
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		1,991
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		1,991
China Life AMP Asset Management Company ("CL AMP") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance	[1]	588
Increase in registered capital of related parties with control	[1]	700
Decrease in registered capital of related parties with control	[1]	0
Registered capital of related parties with control, ending balance	[1]	1,288
China Life Wealth Management Co., Limited ("CL Wealth") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		200
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		200
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		6,800
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		6,800
China Life (Beijing) Health Management Co., Limited ("CL Health") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		1,730
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		1,730
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited ("Franklin Shenzhen Company") [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance | $			$ 2
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance | $			$ 2
Shengyi Jingsheng [member]
Disclosure of transactions between related parties [line items]
Increase in registered capital of related parties with control		1,131
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		1,131
Hope Building [member]
Disclosure of transactions between related parties [line items]
Registered capital of related parties with control, beginning balance		484
Decrease in registered capital of related parties with control		0
Registered capital of related parties with control, ending balance		¥ 484

[1]	In July 2018, AMC completed a RMB595 million capital contribution to CL AMP, while other shareholders increased RMB105 million. The total capital contribution was RMB700 million. As at 8 August 2018, CL AMP completed the business registration modification procedure for the registered capital with the amount increased from RMB588 million to RMB1,288 million. The capital increase was in the same proportion, and the percentage of holding remained unchanged.